CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Settled Litigation	Senior Secured Debentures Senior Notes [Member]	Common Stock	Common Stock Settled Litigation	Additional Paid-In Capital	Additional Paid-In Capital Settled Litigation	Additional Paid-In Capital Senior Secured Debentures Senior Notes [Member]	Accumulated Deficit	Treasury Stock	Treasury Stock Settled Litigation	Treasury Stock Senior Secured Debentures Senior Notes [Member]
Beginning balance, shares at Dec. 31, 2013				5,505,035
Beginning balance at Dec. 31, 2013	$ 5,886			$ 10		$ 188,600			$ (178,875)	$ (3,849)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares				331,650
Issuance of common stock	10,705			$ 1		10,704
Issuance of common stock under milestone achievement, shares				219,061
Issuance of common stock under milestone achievement	9,340					9,340
Issuance of common stock upon exercise of warrants, shares				273,351
Issuance of common stock upon exercise of warrants	37,742			$ 1		37,741
Issuance of common stock in connection with employee stock purchase plan, shares				5,732
Issuance of common stock in connection with employee stock purchase plan	263					263
Stock based compensation for directors and employees	5,253					5,253
Stock based compensation for services	134					134
Exercise of stock options, shares				172,488
Exercise of stock options	4,342					4,342
Net loss	(36,606)								(36,606)
Ending balance, shares at Dec. 31, 2014				6,507,317
Ending balance at Dec. 31, 2014	37,059			$ 12		256,377			(215,481)	(3,849)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares				1,607,934
Issuance of common stock	47,416			$ 3		47,413
Common stock warrants issued	(10,296)					(10,296)
Issuance of common stock in connection with employee stock purchase plan, shares				11,566
Issuance of common stock in connection with employee stock purchase plan	309					309
Stock based compensation for directors and employees	2,896					2,896
Exercise of stock options, shares				2,270
Exercise of stock options	31					31
Net loss	(63,902)								(63,902)
Ending balance, shares at Dec. 31, 2015				8,129,087
Ending balance at Dec. 31, 2015	13,513			$ 15		296,730			(279,383)	(3,849)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares				2,872,803
Stock Issued During Period, Shares, Other					206,903
Issuance of common stock	33,534			$ 0		33,534
Stock Issued During Period, Value, Other		$ 557			$ 0		$ 557				$ 0
Common stock warrants issued	(9,886)					(9,886)
Stock issued during period to satisfy principal and interest on long-term debt, new shares				3,981,208
Issuance of common stock to satisfy principal and interest of long-term debt	8,079			$ 0		8,079
Common stock warrants issued in connection with debt financing			$ 1,139					$ 1,139				$ 0
Issuance of common stock upon exercise of warrants, shares				20,403
Issuance of common stock upon exercise of warrants	$ 95			$ 0		95
Issuance of common stock in connection with employee stock purchase plan, shares	29,070			5,477
Issuance of common stock in connection with employee stock purchase plan	$ 2,650					2,650
Stock based compensation for directors and employees	$ 2,264					2,264
Exercise of stock options, shares	8,000			8,342
Exercise of stock options	$ 261					261
Net loss	(23,549)								(23,549)
Ending balance, shares at Dec. 31, 2016				15,224,223
Ending balance (Scenario, Previously Reported [Member]) at Dec. 31, 2016				$ 15		335,423
Ending balance at Dec. 31, 2016	28,657			$ 2		335,436			(302,932)	(3,849)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, Other				17,000,000
Stock Issued During Period, Value, Other	15,524			$ 2		15,522
Common stock warrants issued	(10,357)					(10,357)
Issuance of common stock upon exercise of warrants, shares				5,150,660
Issuance of common stock upon exercise of warrants	4,913					4,913
Issuance of common stock in connection with employee stock purchase plan, shares				4,048
Issuance of common stock in connection with employee stock purchase plan	5					5
Stock based compensation for directors and employees	$ 425					425
Fair value of common stock in exchange for services, shares				90,343
Exercise of stock options, shares	0
Fair value of common stock in exchange for services	$ 82					82
Net loss	(20,122)								(20,122)
Ending balance, shares at Jun. 30, 2017				37,469,274
Ending balance at Jun. 30, 2017	$ 19,127			$ 4		$ 346,026			$ (323,054)	$ (3,849)